Lease liabilities and right-of-use assets - Summary of Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities and right-of-use assets
Balance as at 1 January	$ 4,059,896	$ 863,645
Acquisitions through business combinations	1,086,002
Additions during the year	696,431	3,737,469
Depreciation charge for the year	(1,216,495)	(541,218)	$ (363,809)
Assets classified as held for sale	(576,299)
Recognition of sublease receivables	(1,244,596)
Termination of lease	(1,989,293)
Balance as at 31 December	$ 815,646	$ 4,059,896	$ 863,645